Significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant accounting policies
3. Significant accounting policies:
(a)    Basis of presentation:
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.
These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). In the statement of operations and comprehensive loss, certain prior period figures have been adjusted to conform to current period presentation.
(b)    Foreign currency translation:
The Company’s functional currency is the Canadian dollar and its reporting currency for its consolidated financial statement presentation is the United States dollar ("U.S. Dollar"). The functional currencies for the Company's significant subsidiaries include the following: U.S. Dollar, Canadian dollar, Euro, and Chinese Renminbi (“RMB”). The Company translates assets and liabilities of non-U.S. dollar functional currency operations using the period end exchange rates, shareholders’ equity balances using the weighted average of historical exchange rates, and revenues and expenses using the monthly average rate for the period with the resulting exchange differences recognized in other comprehensive income (loss).
Transactions that are denominated in currencies other than the functional currencies of the Company’s or its subsidiaries' operations are translated at the rates in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated to the applicable functional currency at the exchange rates in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the condensed consolidated interim statements of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income (loss) until realized through disposal or impairment.
Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. For the years presented, the Company used the following exchange rates:

	Year-end exchange rate as at:			Average for the year ended:
	December 31,			December 31,
	2025	2024	2023	2025	2024	2023
Canadian dollar	$1.37	$1.44	$1.32	$1.40	$1.37	$1.35
Euro	$0.85	$0.96	$0.90	$0.89	$0.92	$0.92
RMB	$6.99	$7.30	$7.10	$7.19	$7.20	$7.08
(c)    Cash and cash equivalents (including restricted cash):
Cash and cash equivalents include cash on hand, term deposits, banker acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired. Cash and cash equivalents at December 31, 2025 include restricted cash of $363 (2024 - $406; 2023 - $103). Restricted cash at December 31, 2025, 2024, and 2023 is related to cash used to secure a letter of credit.
(d)    Accounts receivable, net:
The accounts receivable balance reflects invoiced and accrued revenue and is presented net of an allowance for credit losses. The Company expects most of its accounts receivable balances to continue to come from large customers as it supplies the majority of its products and services through distributors and OEMs. The Company establishes current expected credit losses ("CECL") for pools of assets with similar risk characteristics by evaluating historical levels of credit losses, current economic conditions that may affect a customer's ability to pay, and creditworthiness of significant customers. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer's inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer's operating results or financial position, and payment experiences), the Company records a specific credit loss provision to reduce the customer's related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company's estimates of the recoverability of accounts receivable balances could be further adjusted.
(e)    Inventories:
The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and materials. Inventories are recorded at the lower of cost and net realizable value. Cost is determined based on weighted average costing method. The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead, including depreciation. The Company records inventory write-downs based on an analysis of excess and obsolete inventories determined primarily by future demand forecasts. In addition, the Company records a liability for firm, noncancellable, and unconditional purchase commitments with manufacturers for quantities in excess of the Company’s future demand forecast consistent with its valuation of excess and obsolete inventory.
(f)    Property, plant and equipment:
Property, plant and equipment are stated at cost. Depreciation is provided for as follows:

Assets	Basis	Rate
Computer equipment & software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	5 - 10 years
Leasehold improvements	Straight-line	Shorter of lease term or estimated useful life
Depreciation expense on machinery and equipment used in the production and manufacturing process is included in cost of revenue. All other depreciation is included in depreciation and amortization expense in the consolidated statements of operations and comprehensive loss.
(g)    Long-term investments and impairment:
The Company accounts for investments in which it has significant influence, including variable interest entities ("VIEs") for which the Company is not the primary beneficiary, using the equity method of accounting. Under the equity method, the Company recognizes its share of income or loss from equity accounted investees in the statement of operations with a corresponding change in long-term investments. Any additional capital contributions to investees are capitalized and any dividends paid or payable are credited against long-term investments.
The Company identified Cespira Canada LP and Cespira Sweden AB as VIEs, as the entities are dependent on funding from their owners. The funding and ownership interests of the entities are split on a 55/45 basis between the owners of the VIEs. The voting rights and power to exercise control is shared equally on a 50/50 basis between the owners of the VIEs.
Therefore, the Company has determined that it is not the primary beneficiary of the VIEs. The Company's maximum exposure to loss are its investments in Cespira Canada LP and Cespira Sweden AB and the current outstanding accounts receivables balances.
The Company evaluates its long-term investments for impairment when an investee has recognized a series of operating losses or recognizes an impairment loss in its financial statements. In such an event, the Company measures the fair value of the investee against its carrying amount. The Company estimates the fair value of its long-term investments under the equity method using the expected future cash flows discounted at a rate commensurate with the risks of the investee.
If the fair value is lower than carrying amount, the Company will consider whether the loss is other than temporary. Factors considered when evaluating whether a loss is other than temporary include:
(i) the length of time and extent to which the fair value of the investee has been less than its carrying amount
(ii) the investee's financial condition and near term prospects, including recent operating losses or specific events that may negatively influence its future earnings potential; and
(iii) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.
When the Company concludes the loss is other than temporary, it records an impairment loss against the investment's carrying amount and reports the impairment loss in the Company's consolidated statement of operations and comprehensive loss.
(h)    Financial liabilities:
Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost. Transaction costs relating to long-term debt are netted against long-term debt and are amortized using the effective interest rate method.
(i)    Research and development costs:
Research and development costs are expensed as incurred and are recorded net of funding received or receivable.
(j)    Impairment of long-lived assets:
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount. An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.
(k)    Warranty liability:
Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue. The Company provides warranty coverage on products sold from the date the products are put into service by customers. Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period. Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period. The Company uses historical failure rates and costs to repair defective products to estimate the warranty liability. New product launches require a greater use of judgment in developing estimates until claims experience becomes available. Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch. The Company records warranty expense for new products using historical experience from previous generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter. The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.
(m)    Revenue recognition:
The Company generates revenues primarily from product sales. Product revenues are derived from standard product sales contracts and purchase orders from customers. The Company recognizes revenue when a customer obtains control of the goods. Determining the timing of the transfer of control, at a point in time or over time, requires judgment. On standard product sales contracts, revenues are recognized when customers obtain control of the product, that is when transfer of title and risks and rewards of ownership of goods have passed and when obligation to pay is considered certain. Invoices are generated and revenue is recognized at that point in time. Provisions for warranties are made at the time of sale. Service revenue is recognized over time as performance obligations are satisfied.
(n)    Income taxes:
The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on the temporary differences between the accounting basis and tax basis of the assets and liabilities and for loss carry-forwards, tax credits and other tax attributes, using the enacted tax rates in effect for the years in which the differences are expected to reverse. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred income tax assets to the extent the assets are more-likely-than-not to be realized. In making such a determination, the Company considers all available positive and negative evidence including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. If it is determined that, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized, a valuation allowance is provided to reduce the deferred income tax assets.
The Company uses a two-step process to recognize and measure the income tax benefit of uncertain tax positions taken or expected to be taken in a tax return. The tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the position will be sustained upon examination by a tax authority based solely on the technical merits of the position. A tax benefit that meets the more-likely-than-not recognition threshold is measured as the largest amount that is greater than 50% likely to be realized upon settlement with the tax authority. To the extent a full benefit is not expected to be realized, an income tax liability is established. Any change in judgment related to the expected resolution of an uncertain tax position is recognized in the year of such a change.
Interest and penalties related to income taxes are included as a component of income tax expense.
(o)    Leases:
The Company determines if an arrangement is a lease or contains a lease at inception. Operating leases with lease terms greater than 12 months are included in current and non-current assets, current and non-current liabilities in the consolidated balance sheet. Assets under finance leases are included in property, plant and equipment and the related lease liabilities in current and non-current liabilities in the consolidated balance sheets.
Operating lease and finance lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As the rate implicit in the lease is not readily determinable for the Company’s operating leases, an incremental borrowing rate is generally used to determine the present value of future lease payments. The incremental borrowing rate for each lease is based on the Company’s estimated borrowing rate over a similar term to that of the lease payments, adjusted for various factors including collateralization, location and currency.
The operating lease expenses are recognized on a straight-line basis over the lease term and included in cost of revenue and operating expenses. Short-term leases, which have an initial term of 12 months or less, are not recorded in the consolidated balance sheets.
(p)    Stock-based compensation:
The Company measures stock-based awards at fair value on the date of the grant and expense the awards over the requisite service period of employees or consultants. The fair value of stock options is determined using the fair market value at the time of grant. The fair value of restricted stock units (“RSUs") and Deferred Share Units (“DSUs") are determined using the share price of the Company at the date of grant. The fair value of performance based restricted stock units (“PSUs”) is determined using the Monte Carlo Simulation Model. Stock-based compensation expense related to stock option awards is recognized over the requisite service period on a graded vesting basis. Forfeitures are accounted for as they occur. Stock-based awards are either equity settled or cash settled. Cash-settled awards are recorded as a liability based on the Company's share price on the date of grant and remeasured at the end of each reporting period over the vesting term.
The Company’s estimates may be impacted by certain variables including, but not limited to, stock price volatility, employee stock option exercise behaviors, additional stock option grants, the Company’s performance and related tax impacts.
(q)    Earnings (loss) per common share:
Basic earnings or loss per share includes no potential dilution and is computed by dividing the earnings or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings or loss per share reflect the potential dilution of securities that could share in the earnings or loss of our Company. Dilutive securities are excluded from the calculation of our diluted weighted average common shares outstanding if their effect would be anti-dilutive based on the treasury stock method or due to a net loss from continuing operations. Common Shares that have not been released under the Company’s stock based plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings per share.
(r)    Contingent consideration:
The Company may enter into contingent consideration arrangements whereby a buyer pays the seller additional consideration after transaction close upon the achievement of certain milestones, performance-based metrics, or other objectives as agreed to per the terms of the related agreement.
The Company accounts for contingent considerations that are not identified as derivatives using the loss recovery approach. The Company does not recognize any contingent receivable at inception and will recognize a contingent gain when such gain is realized or realizable.
(s)    Held-for-sale disposal group and discontinued operations:
The Company classifies a component of an entity as a held-for-sale disposal group when it has been disposed of during the period, or it has met all of the held-for-sale criteria under Topic 205 - Presentation of Financial Statements at the balance sheet reporting date. A held-for-sale disposal group is measured at the lower of its carrying amount and fair value less cost to sell. If the fair value less cost to sell is lower than its carrying amount, a loss is recognized to write down the carrying amount of the disposal group as a whole.
After a disposal group has been classified as held-for-sale, management may decide to reverse its plan to divest, or circumstances may change so that the disposal group no longer meets the held-for-sale criteria. In such instances, the Company would reclassify the disposal group's assets and liabilities on the balance sheet as held-and-used and remeasured on the date of reclassification.
4. New accounting pronouncements
New accounting standard adopted in 2025:
ASU 2023-09 - Income Taxes (Topic 740): Improvement to Income Tax Disclosures
The ASU amends the rules on income tax disclosures by modifying or eliminating certain existing income tax disclosure requirements in addition to establishing new requirements. The amendments address investor requests for more transparency about income taxes, including jurisdictional information, by requiring consistent categories and greater disaggregation of information. The ASU's two primary amendments relate to the rate reconciliation and income taxes paid annual disclosures.
Reconciling items presented in the rate reconciliation are in dollar amounts and percentages, and are disaggregated into specified categories with certain reconciling items further broken out by nature and/or jurisdiction using a 5% threshold of domestic federal taxes. Income taxes paid are disaggregated between federal, provincial/territorial, and foreign taxing jurisdictions using a 5% threshold of total income taxes paid net of refunds received.
The ASU is effective for annual periods beginning after December 15, 2024. The Company adopted this standard prospectively in the fourth quarter of 2025 with an effective date of January 1, 2025 and has included the disaggregation of rate reconciliation items and income tax payments by specified categories, nature and/or jurisdiction as described within note 14 - Income taxes.
Upcoming accounting standards not yet adopted in 2025:
ASU 2024-03 - Disaggregation of Income Statement Expenses (Subtopic 202-40)
The ASU aims to provide stakeholders a clearer understanding of an entity's expenses and enhance their ability to assess performance, forecast expenses and evaluate the entity's potential for future cash flows. The ASU amends the rules on income statement expense disclosures and requires public business entities to disaggregate and disclose, in tabular format in the notes to financial statements, specified categories of expenses contained within certain income statement expense line items; to integrate certain amounts that were already required to be disclosed under current GAAP with the new disaggregation requirements and to qualitatively disclose descriptions of the amounts remaining that were not separately disaggregated. The ASU also requires public business entities to disclose the total amount of selling expenses and, in annual reporting periods, an entity's definition of those selling expenses. This ASU does not change or remove the current disclosure requirements of expense line items on the face of the Consolidated Statements of Income.
The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this ASU should be applied either prospectively to Consolidated Financial Statements issued for reporting periods following the effective date, or retrospectively to any or all prior periods presented in the Consolidated Financial Statements. While this guidance may have an impact on the disclosures, the Company does not expect this guidance to have a material impact on its financial position, operations, and cash flows.
The Company has evaluated other recently issued ASU's effective on or after December 31, 2025 and does not expect their adoption to have a material impact on its consolidated financial statements.